Provision for Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Current income tax expense/(benefit):
The Company and domestic subsidiaries	¥ 9,200	¥ (4,462)	¥ 12,162
Foreign subsidiaries	5,713	6,694	8,256
Total current	14,913	2,232	20,418
Deferred income tax expense (benefit):
The Company and domestic subsidiaries	(5,504)	16,289	(1,990)
Foreign subsidiaries	(2,841)	280	(119)
Total deferred	(8,345)	16,569	(2,109)
Total provision	¥ 6,568	¥ 18,801	¥ 18,309